Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Assets
Fixed maturity securities, available-for-sale	$ 50,201	$ 43,690
Mortgage loans, net of allowance	10,929	9,760
Policy loans	1,030	989
Short-term investments	1,406	1,944
Other investments	1,493	1,111
Total investments	65,059	57,494
Cash and cash equivalents	95	92
Accrued investment income	549	514
Deferred policy acquisition costs	5,676	5,432
Other assets	4,203	3,035
Separate account assets	105,607	89,071
Total assets	181,189	155,638
Liabilities
Future policy benefits and claims	59,885	52,911
Short-term debt	0	300
Long-term debt	793	707
Other liabilities	3,433	3,104
Separate account liabilities	105,607	89,071
Total liabilities	169,718	146,093
Shareholder's equity
Common stock value	4	4
Additional paid-in capital	1,718	1,718
Retained earnings	7,703	6,530
Accumulated other comprehensive income	1,308	626
Total shareholder's equity	10,733	8,878
Noncontrolling interests	738	667
Total equity	11,471	9,545
Total liabilities and equity	$ 181,189	$ 155,638